Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment

Premises and equipment consisted of the following at December 31:

(Dollars in thousands)	2016	2015

Land and improvements	$1,607	$1,559
Buildings and improvements	10,365	9,702
Furniture and equipment	6,346	8,031
Leasehold improvements	191	260

	18,509	19,552
Accumulated depreciation	9,760	11,343

Premises and equipment, net	$8,749	$8,209

Summary of Future Minimum Lease Payments	Future minimum lease payments at December 31, 2016 were as follows:

(Dollars in thousands)

2017	$152
2018	82
2019	71

Total	$305